                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year of Quarter Ended September 30, 2005.

        Check here if Amendment: /X/:  Amendment Number 4

        This Amendment (Check only one):
                  / / is a restatement.
                  /X/ adds new holdings entries.

Name of Institutional Investment Manager filing this report:

     Polygon Investments Ltd.
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c/o Polygon Investment Partners LLP
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10 Duke of York Square    London SW3 4LY United Kingdom
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Form 13F File Number: 28-10989

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Cote Reporting Manager: Polygon Investments Ltd

Name: Sean Cote
Title: General Counsel
Phone: 011-44-207-901-8330

Signature, Place, and Date of Signing:

       /s/ Sean Cote
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[Signature]
       London, England
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[City, State]
       November 13, 2006
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[Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
/X/ 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
/ / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager
Form 13F File Number 28- 10987
Name: Polygon Investment Partners LLP